CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - PEN (S/) S/ in Thousands	Total	Number of Shares Issued	Capital stock	Treasury Stock	Capital surplus	Reserves	Put options	Available-for-sale investment reserve	Cash flow hedge reserve	Foreign currency translation reserve	Retained earnings	Equity attributable to owners of parent, Total	Non-controlling interest
Balances at Dec. 31, 2014	S/ 14,626,025		S/ 1,318,994	S/ (208,184)	S/ 302,941	S/ 9,469,900	S/ (340,353)	S/ 1,223,615	S/ 5,937	S/ (206,166)	S/ 2,412,771	S/ 13,979,455	S/ 646,570
Balances (in shares) at Dec. 31, 2014		94,382,317
Changes in equity
Net profit for the year	3,163,385		0	0	0	0	0	0	0	0	3,092,303	3,092,303	71,082
Other comprehensive income	(307,220)		0	0	0	0	0	(570,711)	39,113	270,907	0	(260,691)	(46,529)
Total comprehensive income	2,856,165		0	0	0	0	0	(570,711)	39,113	270,907	3,092,303	2,831,612	24,553
Transfer of retained earnings to reserves, Note 17(c)	0		0	0	0	1,820,483	0	0	0	0	(1,820,483)	0	0
Dividend distribution, Note 17(e)	(539,985)		0	0	0	0	0	0	0	0	(539,985)	(539,985)	0
Dividends of subsidiaries	(11,173)		0	0	0	0	0	0	0	0	0	0	(11,173)
Purchase of treasury stock, Note 17(b)	(72,968)		0	(2,452)	(70,516)	0	0	0	0	0	0	(72,968)	0
Share-based payment transactions	62,885		0	1,658	51,746	9,481	0	0	0	0	0	62,885	0
Others	(193,379)		(1)	0	0	(77,833)	0	0	0	0	(55,149)	(132,983)	(60,396)
Balances at Dec. 31, 2015	16,727,570		1,318,993	S/ (208,978)	284,171	11,222,031	(340,353)	652,904	45,050	64,741	3,089,457	16,128,016	599,554
Balances (in Shares) at Dec. 31, 2015		94,382,317		14,903,833
Changes in equity
Net profit for the year	3,609,980		0	S/ 0	0	0	0	0	0	0	3,514,582	3,514,582	95,398
Other comprehensive income	449,297		0	0	0	0	0	493,884	(20,400)	(26,448)	0	447,036	2,261
Total comprehensive income	4,059,277		0	0	0	0	0	493,884	(20,400)	(26,448)	3,514,582	3,961,618	97,659
Transfer of retained earnings to reserves, Note 17(c)	0		0	0	0	2,316,370	0	0	0	0	(2,316,370)	0	0
Dividend distribution, Note 17(e)	(653,326)		0	0	0	0	0	0	0	0	(653,326)	(653,326)	0
Dividends of subsidiaries	(34,514)		0	0	0	0	0	0	0	0	0	0	(34,514)
Purchase of treasury stock, Note 17(b)	(66,528)		0	(2,604)	(63,924)	0	0	0	0	0	0	(66,528)	0
Share-based payment transactions	63,579		0	2,260	60,629	690	0	0	0	0	0	63,579	0
Acquisition of non-controlling interest, Note 2(b)	0		0	0	0	0	340,353	0	0	0	(123,980)	216,373	(216,373)
Others	20,453		0	0	0	0	0	0	0	0	6,403	6,403	14,050
Balances at Dec. 31, 2016	20,116,511		1,318,993	S/ (209,322)	280,876	13,539,091	0	1,146,788	24,650	38,293	3,516,766	19,656,135	460,376
Balances (in Shares) at Dec. 31, 2016		94,382,317		14,915,537
Changes in equity
Net profit for the year	4,181,648		0	S/ 0	0	0	0	0	0	0	4,091,753	4,091,753	89,895
Other comprehensive income	248,871		0	0	0	0	0	357,628	(57,431)	(54,334)	0	245,863	3,008
Total comprehensive income	4,430,519		0	0	0	0	0	357,628	(57,431)	(54,334)	4,091,753	4,337,616	92,903
Transfer of retained earnings to reserves, Note 17(c)	0		0	0	0	2,354,954	0	0	0	0	(2,354,954)	0	0
Dividend distribution, Note 17(e)	(979,989)		0	0	0	0	0	0	0	0	(979,989)	(979,989)	0
Dividends of subsidiaries	(50,234)		0	0	0	0	0	0	0	0	0	0	(50,234)
Additional dividends, Note 17(e)	(1,252,255)		0	0	0	(1,252,255)	0	0	0	0	0	(1,252,255)	0
Purchase of treasury stock, Note 17(b)	(71,008)		0	(2,141)	(68,867)	0	0	0	0	0	0	(71,008)	0
Share-based payment transactions	68,384		0	2,526	59,939	5,919	0	0	0	0	0	68,384	0
Others	(8,225)		0	0	0	0	0	0	0	0	(2,316)	(2,316)	(5,909)
Balances at Dec. 31, 2017	S/ 22,253,703		S/ 1,318,993	S/ (208,937)	S/ 271,948	S/ 14,647,709	S/ 0	S/ 1,504,416	S/ (32,781)	S/ (16,041)	S/ 4,271,260	S/ 21,756,567	S/ 497,136
Balances (in Shares) at Dec. 31, 2017		94,382,317		14,902,008